ACCOUNTS AND NOTES RECEIVABLE, NET (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year	$ 0	$ (456)
Bad debt expense	(527)	0
Write offs	0	456
Balance at the end of the year	$ (527)	$ 0